OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 6:-	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net:

	December 31,
	2017	2016
Cost:
Patents	639	639
Developed technology	4,978	4,978
Customer related intangible	8,114	7,891
Others	874	874
Brand name	2,816	2,793

	17,421	17,175
Accumulated amortization:
Patents	639	639
Developed technology (see note 2h)	4,945	4,901
Customer related intangible	6,853	6,534
Others	696	650
Brand name	2,353	2,273

	15,486	14,997

Amortized cost	1,935	2,178

b.	Amortization expenses for the years ended December 31, 2017, 2016 and 2015 were $463, $473 and $538, respectively.

c.	Estimated amortization expenses for the years ending:

December 31,

2018	487
2019	399
2020	368
2021	343
2022 and after	338

1,935